Financial instruments portfolio (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	R$ 40,945		R$ 22,289
Borrowings	189,427		0
SWAP
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	(1,618,473)		R$ (2,111,942)
SWAP | Not later than one year [member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Borrowings		R$ 38,400
Financial instruments - notional value [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	207,608
Financial instrument [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	18,181
Fair value [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	17,631
MTM [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	550
Liabilities [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	R$ 189,427